Non-controlling interest (NCI)	12 Months Ended
Dec. 31, 2019
Non Controlling Interest [Abstract]
Non-controlling interest (NCI)
20.	Non-controlling interest (NCI)

On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is hold by Vantage, as a non-controlling shareholder.

On March 23, 2017, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$26.0 million, which was distributed to DCA USD$19.37 million (Ps. 377,603 an exchange rate of Ps. 19.4942) and Vantage USD$6.63 million (Ps. 129,247 an exchange rate Ps. 19.4942), which were paid on January 22, 2018. The payment of this dividend corresponds to the dividends payable as of December 31, 2017 in the consolidated statement of financial position.

On June 12, 2018, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps. 424,907 an exchange rate of Ps. 19.0115) and Vantage USD$7.65 million (Ps. 145,438 an exchange rate Ps. 19.0115) and were paid on September 27, 2018.

On December 4, 2019, the Board of Directors of MBJA approved to declare dividends from retained earnings in the amount of USD$30.0 million, which was distributed to DCA USD$22.35 million (Ps. 428,639 an exchange rate of Ps. 19.1785) and Vantage USD$7.65 million (Ps. 146,715 an exchange rate Ps. 19.1785) and were paid on December 16, 2019.

The following table summarizes the information relating to DCA that has material NCI, before any intra-group elimination as of December 31:

	2017		2018		2019
NCI percentage	25.5%		25.5%		25.5%
Non-current assets	Ps.	5,610,289	Ps.	5,924,963	Ps.	5,683,939
Current assets		1,505,069		784,583		746,038
Non-current liabilities		(1,840,532)		(2,041,456)		(1,847,337)
Current liabilities		(1,162,848)		(498,817)		(499,225)
Net assets		4,111,978		4,169,273		4,083,415
Net assets attributable to NCI	Ps.	1,048,554	Ps.	1,063,165	Ps.	1,041,271

	2017		2018		2019
Revenues	Ps.	1,852,687	Ps.	2,509,511	Ps.	2,413,596
Profit		321,416		397,110		370,943
OCI		(225,169)		(103,569)		(260,464)
Total comprehensive income		96,247		293,541		110,479
Profit allocated to NCI		81,961		101,263		94,590
OCI allocated to NCI	Ps.	(31,635)	Ps.	(2,889)	Ps.	(19,813)

	2017		2018		2019
Net cash provided by operating activities		625,619		772,358		673,696
Net cash provided by investment activities		(122,417)		(642,014)		(69,268)
Net cash used in financing activities		(202,264)		(137,040)		(124,059)
Net increase (decrease) in cash and cash equivalents	Ps.	300,938	Ps.	(6,696)	Ps.	480,368